Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Cash and cash equivalents	$ 552,467	$ 248,416
Restricted cash	0	171,405
Accounts receivable	50,582	47,202
Sales tax receivable	31,680	0
Prepaid expenses and deposits	186,979	209,493
Inventory	931,877	919,481
Other deposit	0	52,960
Total current assets	1,753,585	1,648,957
Property and equipment, net	2,632,505	2,880,863
Right-of-use assets	1,960,483	2,395,049
Intangible assets	3,098,339	3,098,339
Licenses	108,583	240,498
Total assets	9,553,495	10,263,706
Current
Accounts payable and accrued liabilities	5,774,417	4,600,357
Mortgage payable	35,856	31,475
Income taxes payable	75,588	132,318
Contract liability	53,927	52,166
Sales tax payable	0	33,623
Lease liability	435,276	419,529
Convertible debentures	1,176,856	1,042,763
Promissory notes payable	1,620,273	1,569,253
Total current liabilities	9,172,193	7,881,484
Deferred tax liability	0	6,300
Mortgage payable	906,344	911,428
Contract liability	36,049	86,752
Lease liabilities	2,035,922	2,404,964
Total liabilities	12,150,508	11,290,928
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	30,475,107	30,475,107
Contributed surplus	8,036,990	8,036,990
Accumulated deficit	(41,787,524)	(40,294,989)
Accumulated other comprehensive income	(24,563)	64,019
Total shareholders' equity (deficiency) attributable to CordovaCann Corp.	(3,299,990)	(1,718,873)
Non-controlling interests	702,977	691,651
Total equity	(2,597,013)	(1,027,222)
Total liabilities and shareholders' equity	$ 9,553,495	$ 10,263,706